Non-cash stock-based compensation - Summary of Information on Stock Option Activity (Detail) - Stock options [member]				6 Months Ended	12 Months Ended
	Jun. 26, 2023	May 04, 2023	Jan. 24, 2023	Jun. 30, 2023 € / shares	Dec. 31, 2022 € / shares	Dec. 31, 2021 € / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Option exercisable, beginning balance				7,400,519	7,566,679
Option exercisable, ending balance				7,800,007	7,400,519	7,566,679
Weighted- average exercise price per share, beginning balance				€ 24.58	€ 24.78
Weighted- average exercise price per share, granted				0	0
Weighted- average exercise price per share, exercised				0	0
Weighted- average exercise price per share, forfeited or expired				0	0
Weighted- average exercise price per share, ending balance				€ 23.84	€ 24.58	€ 24.78
Option outstanding, beginning balance				8,787,264	9,159,794
Option outstanding, granted	55,690	358,100	1,417,321	1,835,411	828,549
Option outstanding, exercised/vested				0
Option outstanding, forfeited, cancelled or expired				(22,638)	(1,201,079)
Option outstanding, ending balance				10,600,037	8,787,264	9,159,794
Weighted average exercise price per share, beginning balance				€ 22.31	€ 23.5
Weighted average exercise price per share, granted				2.86	4.18
Weighted average exercise price per share, exercised				0
Weighted average exercise price per share, cancelled, forfeited or expired				18.29	18.85
Weighted average exercise price per share, ending balance				€ 18.95	€ 22.31	€ 23.5
Remaining Average Useful Life				5 years 1 month 6 days	4 years 7 months 6 days	5 years 3 months 18 days